FAIR VALUE MEASUREMENTS (Changes in fair value of Foreign Exchange Option) (Details) - Foreign Exchange Option [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	¥ 0	¥ 0	¥ 0
Purchase of foreign exchange options	10,566,900	0	0
Change in fair value of foreign exchange options	(9,720,182)	0	0
Balance	¥ 846,718	¥ 0	¥ 0